Exhibit 99.1

TES 2017-1, LLC

Solar Asset Backed Notes, Series 2017-1

Sample Solar Asset Agreed-Upon Procedures

Report To:

SolarCity Corporation

TES Holdings 2017-1, LLC

20 October 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

SolarCity Corporation

TES Holdings 2017-1, LLC

3055 Clearview Way

San Mateo, California 94402

Re:	TES 2017-1, LLC
Solar Asset Backed Notes, Series 2017-1 (the “Notes”)
Sample Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by SolarCity Corporation (the “Originator”), TES Holdings 2017-1, LLC (the “Depositor”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Originator and Depositor, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a portfolio of equity interests in the managing members of certain financing funds (the “Financing Funds”) which own photovoltaic systems installed on residential and commercial properties and the related customer agreements (the ”Solar Assets”) relating to the TES 2017-1, LLC securitization transaction. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “TES2017-1 - 8-31 Datatape - vDistribution.3.xlsx” and the corresponding record layout and decode information (the “Initial Preliminary Data File”) that the Originator, on behalf of the Depositor, indicated contains information relating to certain photovoltaic systems installed on residential and commercial properties and the related customer agreements (the “Preliminary Solar Assets”) as of 30 June 2017 (the “Preliminary Cut-Off Date”) that are expected to be representative of the Solar Assets and

ii.	Labeled “TES2017-1 - 8-31 Datatape - Counties_Seasoning_Remaining Term.xlsx” and the corresponding record layout and decode information (the “Subsequent Preliminary Data File,” together with the Initial Preliminary Data File, the “Provided Data Files”) that the Originator, on behalf of the Depositor, indicated contains information relating to the county, seasoning (months) and remaining term (months) for each Preliminary Solar Asset as of the Preliminary Cut-Off Date,

b.	A schedule labeled “Population Random Sample for Tesla 2017-1.xlsx” (the “Sample Solar Asset Listing Schedule”) that the Originator, on behalf of the Depositor, indicated contains the JobID (the “Job ID”) for 350 Preliminary Solar Assets (the “Sample Solar Assets”),

c.	Imaged copies of:

i.	The solar lease agreement, power purchase agreement and amendment and/or change order thereto (collectively and as applicable, the ”Agreement”),

ii.	Certain printed system screen shots from the Originator’s servicing system (the ”System Screen Shots”),

iii.	The PBI source document (as applicable, the “PBI Source Document”) and

iv.	The commercial credit rating source document (as applicable, the “Commercial Credit Rating Source Document,” together with the Agreement, System Screen Shots and PBI Source Document, the ”Source Documents”)

relating to the Sample Solar Assets,

d.	Certain schedules that the Originator, on behalf of the Depositor, indicated contain information relating to the:

i.	County (the “Geographic Schedule”),

ii.	FICO score (the “FICO Score Schedule”) and

iii.	First payment date (the ”First Payment Date Schedule,” together with the Geographic Schedule, FICO Score Schedule and Source Documents, the “Sources”)

for each Sample Solar Asset,

e.	The list of relevant characteristics (the ”Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Solar Assets on the Sample Solar Asset Listing Schedule were selected by the Originator, on behalf of the Depositor. The Originator, on behalf of the Depositor, did not inform us as to the basis for the number of Sample Solar Assets or the selection criteria they used to select the Sample Solar Assets. For the purpose of the procedures described in this report, the 350 Sample Solar Assets are referred to as Sample Solar Asset Numbers 1 through 350.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Sample Solar Asset Listing Schedule, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Sample Solar Asset Listing Schedule, Sources or any other information provided to us by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Sample Solar Assets, Solar Assets or Financing Funds, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Assets,

iii.	Whether the originator of the Solar Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 October 2017

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Originator, on behalf of the Depositor, we appended the information for each Preliminary Solar Asset on the Initial Preliminary Data File with the corresponding county, seasoning (months) and remaining term (months) information on the Subsequent Preliminary Data File. The Initial Preliminary Data File, as appended, is hereinafter referred to as the “Data File.”

2.	For each photovoltaic system and the related customer agreement on the Sample Solar Asset Listing Schedule and Data File, we compared the Job ID, as shown on the Sample Solar Asset Listing Schedule, to the corresponding Job ID, as shown on the Data File, and noted that all of the Sample Solar Assets included on the Sample Solar Asset Listing Schedule were included on the Data File.

3.	For each Sample Solar Asset on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
Job ID	JobID	Agreement	i.
Market type	MarketTypeName	System Screen Shots	ii.
City	City	Agreement or System Screen Shots	iii.
State	State	Agreement
Zip code	Zip	Agreement or System Screen Shots	iv.
Payment type	PaymentTypeName	Agreement
Original term (months)	MonthlyPaymentsQuantity	Agreement
Year 1 PPA rate (ppa)	Implied PPA Rate	Agreement	v.
Year 1 monthly payment (lease)	Monthly Lease Rate	Agreement or System Screen Shots	vi.
Annual escalator	AnnualEscalator	Agreement
Year 2 performance guarantee (kWh)	Guaranteed Production >> 2	Agreement	vii.
Contract estimated annual production (kWh)	Year 1 Production	(a) Agreement or (b) Agreement and recalculation	viii.
PBI rate	PBI Rate	PBI Source Document	ix.
PBI term	PBI Term (yrs)	PBI Source Document	ix.
PTO date	PTO Date	System Screen Shots
System size (kW DC)	SystemSize	System Screen Shots and recalculation	x.
Utility name	UtilityName	System Screen Shots
Panel manufacturer	PrimaryPanelType	System Screen Shots
Inverter manufacturer	PrimaryInverterType	System Screen Shots	xi.

Exhibit 1 to Attachment A

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
County	County	(a) Agreement and Geographic Schedule or (b) System Screen Shots and Geographic Schedule	xii.
FICO score	FICO Score	FICO Score Schedule	xiii.
First payment date	Cash Flow Start Date	First Payment Date Schedule
Last payment date	Last Payment Date	Agreement, First Payment Date Schedule and recalculation	xiv.
Seasoning (months)	Seasoning	First Payment Date Schedule and recalculation	xv.
Remaining term (months)	Remaining Term	Agreement, First Payment Date Schedule and recalculation	xvi.
Financing option name	FinanceOptionName	System Screen Shots
Billing type	Billing Type	System Screen Shots
Commercial offtaker	Commercial Offtaker	Commercial Credit Rating Source Document	xvii., xviii.
Credit rating	Credit Rating	Commercial Credit Rating Source Document	xvii.
Rating type	Rating Type	Commercial Credit Rating Source Document	xvii., xix.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the market type Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, indicated a market type of “New Homes,” as shown on the System Screen Shots, corresponds to a market type of “Residential,” as shown on the Data File.

iii.	For the purpose of comparing the city Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset Numbers 86, 149, 288 and 335), the Originator, on behalf of the Depositor, instructed us to:

a.	Note agreement if the information on the Data File agreed to either the:

(1)	Installation location or

(2)	Customer name and address,

both as shown on the Agreement, and

b.	Ignore differences due to abbreviations, truncations and spelling errors.

We performed no procedures to reconcile any differences that may exist in the information shown on the Agreement for the city Sample Characteristic.

For the purpose of comparing the city Sample Characteristic for Sample Solar Asset Numbers 86, 149, 288 and 335, the Originator, on behalf of the Depositor, instructed us to:

a.	Use the System Screen Shots as the Source and

b.	Ignore differences due to abbreviations, truncations and spelling errors.

iv.	For the purpose of comparing the zip code Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset Number 152), the Originator, on behalf of the Depositor, instructed us to note agreement if the information on the Data File agreed to either the:

a.	Installation location or

b.	Customer name and address,

both as shown on the Agreement.

We performed no procedures to reconcile any differences that may exist in the information shown on the Agreement for the zip code Sample Characteristic.

For the purpose of comparing the zip code Sample Characteristic for Sample Solar Asset Number 152, the Originator, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

v.	We were instructed by the Originator, on behalf of the Depositor, not to compare the year 1 PPA rate (ppa) Sample Characteristic for any Sample Solar Asset with a payment type of “lease,” as shown on the Data File (each, a “Sample Lease Solar Asset”).

vi.	We were instructed by the Originator, on behalf of the Depositor, not to compare the year 1 monthly payment (lease) Sample Characteristic for any Sample Solar Asset with a payment type of “PPA,” as shown on the Data File.

For the purpose of comparing the year 1 monthly payment (lease) Sample Characteristic for each Sample Lease Solar Asset (except for Sample Solar Asset Number 170), the Originator, on behalf of the Depositor, instructed us to use the Agreement as the Source.

For the purpose of comparing the year 1 monthly payment (lease) Sample Characteristic for Sample Solar Asset Number 170, the Originator, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source.

vii.	We were instructed by the Originator, on behalf of the Depositor, not to compare the year 2 performance guarantee (kWh) Sample Characteristic for any Sample Solar Asset with a PeGu period of “NA,” as shown on the Data File (each, a “No Performance Guarantee Sample Solar Asset”).

For the purpose of comparing the year 2 performance guarantee (kWh) Sample Characteristic for each Sample Solar Asset that is not a No Performance Guarantee Sample Solar Asset (each, a “Performance Guarantee Sample Solar Asset”), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 10% or less (calculated as a percentage of the year 2 performance guarantee (kWh) value that is shown on the Data File).

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the contract estimated annual production (kWh) Sample Characteristic for each No Performance Guarantee Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to:

a.	Use the Agreement as the Source and

b.	Ignore differences of +/- 10% or less (calculated as a percentage of the contract estimated annual production (kWh) value, as shown on the Data File).

For the purpose of comparing the contract estimated annual production (kWh) Sample Characteristic for each Performance Guarantee Sample Solar Asset (except for Sample Solar Asset Numbers 58 and 157), the Originator, on behalf of the Depositor, instructed us to:

a.	Recalculate the contract estimated annual production (kWh) by dividing:

(1)	The year 2 performance guarantee (kWh), as shown on the Agreement, by

(2)	1.895

and

b.	Ignore differences of +/- 10% or less (calculated as a percentage of the contract estimated annual production (kWh) value, as shown on the Data File).

For the purpose of comparing the contract estimated annual production (kWh) Sample Characteristic for Sample Solar Asset Numbers 58 and 157, the Originator, on behalf of the Depositor, instructed us to:

a.	Recalculate the contract estimated annual production (kWh) by dividing:

(1)	The year 2 performance guarantee (kWh), as shown on the Agreement, by

(2)	1.696

and

b.	Ignore differences of +/- 10% or less (calculated as a percentage of the contract estimated annual production (kWh) value, as shown on the Data File).

ix.	We were instructed by the Originator, on behalf of the Depositor, not to compare the PBI rate and PBI term Sample Characteristics for Sample Solar Assets with a PBI rate and PBI term of “—,” as shown on the Data File.

x.	For the purpose of comparing the system size (kW DC) Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the system size (kW DC) by:

a.	Multiplying the PV module wattage amount by the quantity, both as shown on the System Screen Shots, and

b.	Dividing the result obtained in a. above by 1,000.

Exhibit 1 to Attachment A

Notes: (continued)

xi.	For the purpose of comparing the inverter manufacturer Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement if the inverter manufacturer, as shown on the Data File, agreed to at least one inverter manufacturer, as shown on the corresponding System Screen Shots. We performed no procedures to reconcile any differences that may exist in the information shown on the System Screen Shots for the inverter manufacturer Sample Characteristic.

xii.	For the purpose of comparing the county Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the county, as shown on the Geographic Schedule, corresponding to the zip code, as shown on the Agreement or System Screen Shots (and in accordance with note iv.).

xiii.	We were instructed by the Originator, on behalf of the Depositor, not to compare the FICO score Sample Characteristic for any Sample Solar Asset with a market type of “Government,” as shown on the Data File (each, a “Sample Government Solar Asset”).

xiv.	For the purpose of comparing the last payment date Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the last payment date by adding the:

a.	Number of months resulting from subtracting:

(1)	1 from the

(2)	Original term (months), as shown on the Agreement,

to

b.	First payment date, as shown on the First Payment Date Schedule.

xv.	For the purpose of comparing the seasoning (months) Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the seasoning (months) by:

a.	Calculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the:

(1)	First payment date, as shown on the First Payment Date Schedule, and

(2)	Preliminary Cut-Off Date,

b.	Dividing the result obtained in a. above by 30,

c.	Adding 1 to the result obtained in b. above and

d.	Rounding the result obtained in c. above to the nearest integer.

Exhibit 1 to Attachment A

Notes: (continued)

xvi.	For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by subtracting the:

a.	Seasoning (months), as recalculated in note xv. above, from

b.	Original term (months), as shown on the Agreement.

xvii.	We were instructed by the Originator, on behalf of the Depositor, not to compare the commercial offtaker, credit rating and rating type Sample Characteristics for any Sample Solar Asset that is not a Sample Government Solar Asset.

xviii.	For the purpose of comparing the commercial offtaker Sample Characteristic for each Sample Government Solar Asset, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations or truncations.

xix.	For the purpose of comparing the rating type Sample Characteristic for each Sample Government Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement if the rating type, as shown on the Data File, agreed with the corresponding credit rating, as shown on the Commercial Credit Rating Source Document, in accordance with the following decode table:

Rating Type	Credit Rating
Investment Grade Commercial Grade Host Customer	Aaa
Aa1
Aa2
Aa3
A1
A2
A3
Baa1
Baa2
Baa3

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Solar Asset Number	Sample Characteristic	Data File Value	Source Value
64	Contract estimated annual production (kWh)	2,375 kWh	3,173 kWh
83	Zip code	05257	05262
104	City	pd Rye Brook	Rye Brook
258	Zip code	90321	93021